Provisions for impairment charges - Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Provisions for impairment charges on loans and credit commitments
Opening balance	$ 3,119	$ 3,602	$ 3,332	$ 3,481
Write-backs	(150)	(288)	(210)
Write-offs	(1,127)	(1,656)	(1,189)	(1,238)	$ (1,408)
Closing balance	3,053	3,119	3,602	3,332	3,481
Parent Entity
Provisions for impairment charges on loans and credit commitments
Opening balance	2,597
Write-backs	(131)	(218)
Closing balance	2,613	2,597
Individually assessed
Provisions for impairment charges on loans and credit commitments
Opening balance	480	869	669	867
Provisions raised	371	610	727
Write-backs	(150)	(288)	(210)
Write-offs	(269)	(688)	(287)	(445)	(706)
Interest adjustment	(11)	(16)	(13)
Other adjustments	1	(7)	(17)
Closing balance	422	480	869	669	867
Individually assessed | Parent Entity
Provisions for impairment charges on loans and credit commitments
Opening balance	417	752
Provisions raised	341	581
Write-backs	(131)	(218)
Write-offs	(248)	(681)
Interest adjustment	(11)	(16)
Other adjustments	7	(1)
Closing balance	375	417	752
Collectively assessed
Provisions for impairment charges on loans and credit commitments
Opening balance	2,639	2,733	2,663	2,614
Provisions raised	668	699	744
Write-offs	(858)	(968)	(902)	(793)	(702)
Interest adjustment	179	188	193
Other adjustments	3	(13)	35
Closing balance	2,631	2,639	2,733	$ 2,663	$ 2,614
Collectively assessed | Parent Entity
Provisions for impairment charges on loans and credit commitments
Opening balance	2,180	2,198
Provisions raised	610	628
Write-offs	(742)	(810)
Interest adjustment	148	152
Other adjustments	42	12
Closing balance	$ 2,238	$ 2,180	$ 2,198